MATERIAL ACCOUNTING POLICY INFORMATION - Disclosure of detailed information about estimated useful life for depreciation rate (Details)	Feb. 29, 2024
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	10 years straight-line
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years straight-line
Furniture and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years straight-line
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years straight-line
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years straight-line
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years straight-line